Fees Summary	Sep. 17, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure

The prospectus to which this Exhibit is attached is a final prospectus for the related offerings. The combined maximum aggregate offering price for the offerings is $26,820,300 (comprised of (i) $6,121,000 maximum aggregate offering price with respect to notes linked to the common stock of Blackstone Inc., (ii) $10,622,000 maximum aggregate offering price with respect to notes linked to the common stock of Eli Lilly and Company and (iii) $10,077,300 maximum aggregate offering price with respect to notes linked to the common stock of Apple Inc.

Narrative - Max Aggregate Offering Price	$ 26,820,300